NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8%
	APPAREL & TEXTILE PRODUCTS - 0.4%
5,100	NIKE, Inc., Class B	$ 542,895

	ASSET MANAGEMENT - 1.7%
3,350	BlackRock, Inc.	2,232,407

	BANKING - 3.6%
69,500	Bank of America Corporation	2,335,895
21,700	JPMorgan Chase & Company	2,467,940
		4,803,835
	BEVERAGES - 1.7%
13,200	PepsiCo, Inc.	2,273,964

	BIOTECH & PHARMA - 6.4%
11,900	Amgen, Inc.	2,859,570
18,500	Johnson & Johnson	2,984,790
54,500	Pfizer, Inc.	2,465,035
		8,309,395
	CHEMICALS - 2.7%
2,700	Air Products and Chemicals, Inc.	681,615
3,900	Ecolab, Inc.	638,937
8,500	LyondellBasell Industries N.V., Class A	705,500
6,250	Sherwin-Williams Company (The)	1,450,625
		3,476,677
	COMMERCIAL SUPPORT SERVICES - 2.0%
15,550	Waste Management, Inc.	2,628,417

	CONSTRUCTION MATERIALS - 0.4%
3,000	Vulcan Materials Company	499,470

	DIVERSIFIED INDUSTRIALS - 1.5%
10,000	Honeywell International, Inc.	1,893,500

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	E-COMMERCE DISCRETIONARY - 4.1%
42,000	Amazon.com, Inc.(a)	$ 5,324,340

	ELECTRIC UTILITIES - 1.4%
8,000	Dominion Energy, Inc.	654,400
5,500	NextEra Energy, Inc.	467,830
9,150	Southern Company (The)	705,191
		1,827,421
	ENTERTAINMENT CONTENT - 1.7%
17,500	Activision Blizzard, Inc.	1,373,575
7,950	Walt Disney Company (The)(a)	891,036
		2,264,611
	HEALTH CARE FACILITIES & SERVICES - 2.8%
7,000	UnitedHealth Group, Inc.	3,635,310

	HOME CONSTRUCTION - 1.3%
33,000	Masco Corporation	1,678,710

	HOUSEHOLD PRODUCTS - 1.6%
15,400	Procter & Gamble Company (The)	2,124,276

	INFRASTRUCTURE REIT - 0.5%
2,350	American Tower Corporation	597,018

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
2,600	Goldman Sachs Group, Inc. (The)	864,942
26,350	Intercontinental Exchange, Inc.	2,657,398
11,300	Morgan Stanley	962,986
		4,485,326
	INSURANCE - 2.1%
9,550	Berkshire Hathaway, Inc., Class B(a)	2,681,640

	INTERNET MEDIA & SERVICES - 5.2%
39,000	Alphabet, Inc., Class A(a)	4,220,580
6,500	Meta Platforms, Inc., Class A(a)	1,059,045
NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	INTERNET MEDIA & SERVICES - 5.2% (Continued)
3,000	Netflix, Inc.(a)	$ 670,680
20,000	Twitter, Inc.(a)	775,000
		6,725,305
	LEISURE FACILITIES & SERVICES - 2.0%
5,100	Domino's Pizza, Inc.	1,896,486
2,600	McDonald's Corporation	655,928
		2,552,414
	MACHINERY - 0.6%
4,000	Caterpillar, Inc.	738,840

	MEDICAL EQUIPMENT & DEVICES - 6.5%
20,000	Abbott Laboratories	2,053,000
5,000	Danaher Corporation	1,349,550
9,000	Stryker Corporation	1,846,800
5,825	Thermo Fisher Scientific, Inc.	3,176,488
		8,425,838
	OFFICE REIT - 0.2%
1,500	Alexandria Real Estate Equities, Inc.	230,100

	OIL & GAS PRODUCERS - 2.7%
8,400	Chevron Corporation	1,327,704
10,100	Exxon Mobil Corporation	965,459
34,400	Williams Companies, Inc. (The)	1,170,632
		3,463,795
	RETAIL - CONSUMER STAPLES - 3.8%
3,175	Costco Wholesale Corporation	1,657,668
8,400	Dollar Tree, Inc.(a)	1,139,712
15,500	Walmart, Inc.	2,054,525
		4,851,905
	RETAIL - DISCRETIONARY - 3.8%
12,200	Home Depot, Inc. (The)	3,518,724
23,050	TJX Companies, Inc. (The)	1,437,168
		4,955,892
NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SELF-STORAGE REIT - 0.4%
1,900	Public Storage	$ 628,577

	SEMICONDUCTORS - 2.2%
6,500	NVIDIA Corporation	981,110
13,750	QUALCOMM, Inc.	1,818,713
		2,799,823
	SOFTWARE - 12.2%
10,000	Adobe, Inc.(a)	3,734,400
30,000	Microsoft Corporation	7,844,099
19,000	Oracle Corporation	1,408,850
19,400	Salesforce, Inc.(a)	3,028,728
		16,016,077
	SPECIALTY FINANCE - 0.6%
6,800	Capital One Financial Corporation	719,576

	TECHNOLOGY HARDWARE - 7.9%
57,500	Apple, Inc.	9,040,149
30,750	Cisco Systems, Inc.	1,375,140
		10,415,289
	TECHNOLOGY SERVICES - 5.1%
33,125	Visa, Inc., Class A	6,582,269

	TELECOMMUNICATIONS - 0.5%
15,000	Verizon Communications, Inc.	627,150

	TRANSPORTATION & LOGISTICS - 2.6%
5,300	Union Pacific Corporation	1,189,903
11,400	United Parcel Service, Inc., Class B	2,217,414
		3,407,317
	WHOLESALE - CONSUMER STAPLES - 1.1%
17,500	Sysco Corporation	1,438,850

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

		Fair Value

	TOTAL COMMON STOCKS (Cost $52,288,598)	$ 125,858,229

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
4,021,580	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 1.89% (Cost $4,021,580)(b)	4,021,580

	TOTAL INVESTMENTS - 99.9% (Cost $56,310,178)	$ 129,879,809
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	124,687
	NET ASSETS - 100.0%	$ 130,004,496

NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2022.